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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22162

The RAM Funds

 (Exact name of registrant as specified in charter)

2331 Far Hills Avenue, Suite 200 Dayton, Ohio	45419
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 643-1000

Date of fiscal year end:         November 30, 2011

Date of reporting period:       August 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The RAM Small/Mid Cap Fund
Schedule of Investments
August 31, 2011 (Unaudited)
COMMON STOCKS — 94.4%	Shares	Value
Consumer Discretionary - 15.9%
Distributors - 1.6%
LKQ Corp. *	5,910	$151,296

Household Durables - 3.7%
Helen of Troy Ltd. *	5,708	171,354
Jarden Corp.	6,178	179,409
		350,763
Leisure Equipment & Products - 0.8%
LeapFrog Enterprises, Inc. *	21,451	70,788

Media - 2.0%
John Wiley & Sons, Inc. - Class A	3,828	186,768

Multiline Retail - 4.0%
Big Lots, Inc. *	4,640	157,296
Dollar Tree, Inc. *	2,989	213,474
		370,770
Specialty Retail - 1.9%
Rent-A-Center, Inc.	6,380	179,788

Textiles, Apparel & Luxury Goods - 1.9%
Hanesbrands, Inc. *	6,246	178,386

Energy - 10.9%
Energy Equipment & Services - 9.1%
Complete Production Services, Inc. *	6,850	199,061
Ensco plc - ADR	5,037	243,086
Helix Energy Solutions Group, Inc. *	6,917	116,828
McDermott International, Inc. *	14,635	210,598
Superior Energy Services, Inc. *	2,488	87,876
		857,449
Oil, Gas & Consumable Fuels - 1.8%
SandRidge Energy, Inc. *	23,141	169,855

Financials - 29.1%
Consumer Finance - 9.9%
EZCORP, Inc. - Class A *	15,715	527,238
First Cash Financial Services, Inc. *	8,596	401,519
		928,757
Insurance - 3.8%
American Financial Group, Inc.	2,821	93,883
HCC Insurance Holdings, Inc.	9,133	267,049
		360,932
Real Estate Investment Trusts (REITs) - 12.5%
Annaly Capital Management, Inc.	13,967	253,222
BioMed Realty Trust, Inc.	9,201	168,286

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 94.4% (Continued)	Shares	Value
Financials - 29.1% (Continued)
Real Estate Investment Trusts (REITs) - 12.5% (Continued)
CYS Investments, Inc.	15,715	$209,795
LTC Properties, Inc.	10,477	282,774
Omega Healthcare Investors, Inc.	14,439	262,068
		1,176,145
Thrifts & Mortgage Finance - 2.9%
Beneficial Mutual Bancorp, Inc. *	16,051	125,840
Capitol Federal Financial, Inc.	13,566	145,563
		271,403
Health Care - 6.1%
Health Care Equipment & Supplies - 4.4%
CareFusion Corp. *	5,037	128,998
ICU Medical, Inc. *	6,917	284,980
		413,978
Pharmaceuticals - 1.7%
Warner Chilcott plc - Class A	9,280	158,317

Industrials - 16.3%
Aerospace & Defense - 2.2%
Triumph Group, Inc.	4,029	211,039

Commercial Services & Supplies - 2.4%
Republic Services, Inc.	7,320	222,235

Construction & Engineering - 4.9%
KBR, Inc.	8,193	246,200
Quanta Services, Inc. *	11,215	215,216
		461,416
Electrical Equipment - 1.8%
Babcock & Wilcox Co. (The) *	7,253	167,036

Machinery - 2.3%
Valmont Industries, Inc.	2,283	211,246

Professional Services - 2.7%
FTI Consulting, Inc. *	7,052	256,552

Information Technology - 8.2%
Internet Software & Services - 2.6%
VeriSign, Inc.	7,790	242,659

IT Services - 5.6%
Fiserv, Inc. *	3,358	187,477
Lender Processing Services, Inc.	4,573	80,668
Wright Express Corp. *	6,119	257,855
		526,000

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)
COMMON STOCKS — 94.4% (Continued)	Shares	Value
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Windstream Corp.	15,870	$201,549

Utilities - 5.8%
Electric Utilities - 2.2%
UIL Holdings Corp.	6,044	205,254

Multi-Utilities - 3.6%
CMS Energy Corp.	17,058	336,043

Total Common Stocks (Cost $7,824,878)		$8,866,424

MONEY MARKET FUNDS — 5.4%	Shares	Value
Invesco Short-Term Investments Trust (The) - Treasury
Portfolio - Institutional Class, 0.02% (a) (Cost $505,052)	505,052	$505,052

Total Investments at Value — 99.8% (Cost $8,329,930)		$9,371,476

Other Assets in Excess of Liabilities — 0.2%		22,633

Net Assets — 100.0%		$9,394,109

ADR - American Depositary Receipt

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of August 31, 2011.

See accompanying notes to Schedule of Investments.

The RAM Small/Mid Cap Fund
Notes to Schedule of Investments
August 31, 2011 (Unaudited)

1.  Securities Valuation

Portfolio securities, such as common stocks and shares of real estate investment trusts (“REITs”), of The RAM Small/Mid Cap Fund (the “Fund”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less, has been determined in good faith by the Board of Trustees to be represented by amortized cost, which approximates fair value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks (including REITs)	$8,866,424	$-	$-	$8,866,424
Money Market Funds	505,052	-	-	505,052
Total	$9,371,476	$-	$-	$9,371,476

See the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended August 31, 2011, the Fund did not have any significant transfers in and out of any Level.  In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the quarter ended August 31, 2011.

The RAM Small/Mid Cap Fund
Notes to Schedule of Investments (Continued)

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2011:

Cost of portfolio investments	$8,348,265

Gross unrealized appreciation	$1,529,378
Gross unrealized depreciation	(506,167)

Net unrealized appreciation	$1,023,211

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The RAM Funds

By (Signature and Title)*		/s/ John C. Riazzi
John C. Riazzi, President

Date	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John C. Riazzi
John C. Riazzi, President

Date	October 26, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	October 26, 2011

* Print the name and title of each signing officer under his or her signature.